Cash and restricted cash - Reconciliation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash at bank	¥ 324,036	$ 44,393	¥ 571,760
Restricted cash	43,416	5,948	27,126
Cash and restricted cash shown in the consolidated statements of cash flows	¥ 367,452	$ 50,341	¥ 598,886	$ 82,047	¥ 901,429	¥ 989,132